Investment Company Act Reg. No. 811-04044
Securities Act Reg. No. 333-202448

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

/  / Pre-Effective Amendment No.                                                                                                /X/ Post-Effective Amendment No. 1

PARNASSUS FUNDS
(Exact Name of Registrant as Specified in Charter)

1 Market Street, Suite 1600, San Francisco, California 94105
(Address of Registrant’s Principal Executive Offices)

(415) 778-0200
(Registrant’s Telephone Number, Including Area Code)

Jerome L. Dodson
Parnassus Investment
1 Market Street
Suite 1600
San Francisco, California 94105
(Name and Address of Agent for Service)

Copies of all communications to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Title of Securities Being Registered:  units of beneficial interest.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing become effective (check appropriate box):

☒       immediately upon filing pursuant to paragraph (b)

☐       on (date) pursuant to paragraph (b)

☐       60 days after filing pursuant to paragraph (a) (1)

☐       on (date) pursuant to paragraph (a) (1)

☐       75 days after filing pursuant to paragraph (a) (2)

☐       on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Parnassus Funds (the “Trust”) on Form N-14 (File No. 333-202448) (the “Registration Statement”) consists of the following: (1) cover page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates by reference the Trust’s definitive Prospectus and Statement of Additional Information as filed under Rule 497 of the Securities Act of 1933, as amended, on April 6, 2015.  The purpose of this Post-Effective Amendment No. 1 is solely to file the final tax opinion as an exhibit to Part C of the Registration Statement.

Explanatory Note

__________________________________

PARNASSUS FUNDS

Part C.  Other Information

May 7, 2015
_________________________________________

ITEM 15.                      INDEMNIFICATION

Under the provisions of the Registrant’s Declaration of Trust, the Registrant will indemnify its present or former Trustees, officers, employees and certain other agents against liability incurred in such capacity except that no such person may be indemnified if there has been an adjudication of liability against that person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.                      EXHIBITS.

1.	Amended and Restated Declaration of Trust. (7)

2.	Amended and Restated By-laws. (6)

3.	None.

4.	Plan of Acquisition and Liquidation is incorporated by reference to Exhibit A to the Prospectus filed under Rule 497 of the Securities Act of 1933, as amended, on April 6, 2015.

5.	Rights of Shareholders. (1)

6.	Investment Advisory Agreement. (2)

7.	Distribution Agreement and Dealer Agreement. (3)

8.	None.

9.	Custodian Agreement. (4)

10.	None.

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares. (7)

12.	Opinion of Foley & Lardner LLP regarding tax matters – filed herewith.

13.	(a) Agreement for Transfer Agent Services and Accounting and Administrative Services. (2)

(b) Amended and Restated Shareholder Servicing Plan and Agreement. (5)

(c) Amendment to Agreement for Transfer Agent and Pricing Services. (1)

(d) Expense Cap Agreement. (8)

14.	Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (8)

15.	None.

16.	None.

17.	Not Applicable.
_______________

(1)
Previously filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference thereto.  Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A was filed on April 23, 2002 and its accession number is 0000747546-02-000013.

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A and incorporated by reference thereto.  Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A was filed on April 30, 2007 and its accession number is 0001193125-07-096144.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A and incorporated by reference thereto.  Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A was filed on April 30, 2009 and its accession number is 0000897069-09-000814.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A and incorporated by reference thereto.  Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A was filed on March 1, 2010 and its accession number is 0001193125-10-043302.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference thereto.  Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A was filed on April 30, 2013 and its accession number is 0001193125-13-187094.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A and incorporated by reference thereto.  Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A was filed on May 19, 2006 and its accession number is 0001193125-14-173374.

(7)
Previously filed as an exhibit to the Registration Statement on Form N-14 and incorporated by reference thereto.  The Registration Statement on Form N-14 was filed on March 2, 2015 and its accession number is 0001193125-15-073660.

(8)
Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 and incorporated by reference thereto.  Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 was filed on April 3, 2015 and its accession number is 0001193125-15-118922.

ITEM 17.                      UNDERTAKINGS.

(1)          The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Parnassus Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California, on the 7th day of May, 2015.

PARNASSUS FUNDS
(Registrant)

By:      /s/ Jerome L. Dodson
Jerome L. Dodson, President

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Jerome L. Dodson Jerome L. Dodson	Principal Executive Officer And Trustee	May 7, 2015
/s/ Marc C. Mahon Marc C. Mahon	Principal Financial and Accounting Officer	May 7, 2015
Donald V. Potter*	Trustee	*
Alecia A. DeCoudreaux*	Trustee	*
Jeanie S. Joe*	Trustee	*
Donald J. Boteler*	Trustee	*

*By:  /s/ Jerome L. Dodson
Jerome L. Dodson
Attorney-in-fact
Dated as of May 7, 2015

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit

1.	Amended and Restated Declaration of Trust.*

2.	Amended and Restated By-laws.*

3.	None.

4.	Plan of Acquisition and Liquidation is incorporated by reference to Exhibit A to the Prospectus filed under Rule 497 of the Securities Act of 1933, as amended, on April 6, 2015.

5.	Rights of Shareholders.*

6.	Investment Advisory Agreement.*

7.	Distribution Agreement and Dealer Agreement.*

8.	None.

9.	Custodian Agreement.*

10.	None.

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares.*

12.	Opinion of Foley & Lardner LLP regarding tax matters – filed herewith.

13.	(a) Agreement for Transfer Agent Services and Accounting and Administrative Services.*

(b) Amended and Restated Shareholder Servicing Plan and Agreement.*

(c) Amendment to Agreement for Transfer Agent and Pricing Services.*

(d) Expense Cap Agreement.*

14.	Deloitte & Touche LLP, Independent Registered Public Accounting Firm.*

15.	None.

16.	None.

17.	Not Applicable.
_______________

*Filed previously.

Exhibit Index